SP FUNDS TRUST

(the “Trust”)

SP Funds S&P Global Technology ETF (SPTE)

SP Funds S&P World (ex-US) ETF (SPWO)

(the “Funds”)

Supplement dated June 11, 2024

to the Funds’ Statement of Additional Information (“SAI”)

dated November 20, 2023

Effective immediately, the following replaces the table found on page B-18 under the “Creation Transaction Fee” sub-heading under the “PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS” heading of the Funds’ SAI:

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
SP Funds S&P Global Technology ETF	$300	2%
SP Funds S&P World (ex-US) ETF	$2,500	2%

Effective immediately, the following replaces the table found on page B-19 under the “Redemption Transaction Fee” sub-heading under the “PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS” heading of the Funds’ SAI:

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
SP Funds S&P Global Technology ETF	$300	2%
SP Funds S&P World (ex-US) ETF	$2,500	2%

You should read this Supplement in conjunction with the Prospectus and SAI, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at (425) 409-9500.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE